Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Supplementary Cash Flow Information [Line Items]
Payments for purchases of businesses and other	¥ 294,417	¥ 199,255	¥ 283,402
Noncontrolling interests	330,406	168,928
Other intangible assets	671,212	615,602
Music [Member]
Supplementary Cash Flow Information [Line Items]
Payments for purchases of businesses and other	133,064	90,968
Noncontrolling interests		90,968
Content assets [member] | Music [Member]
Supplementary Cash Flow Information [Line Items]
Content assets (music catalogs)	116,289	¥ 182,689
Content assets [member] | Music [Member] | Increase in content assets [member]
Supplementary Cash Flow Information [Line Items]
Consideration for content assets	84,382
Other intangible assets [member] | Music [Member]
Supplementary Cash Flow Information [Line Items]
Other intangible assets	¥ 11,501